NEW COVENANT FUNDS

New Covenant Growth Fund
New Covenant Income Fund
New Covenant Balanced Growth Fund
New Covenant Balanced Income Fund

Supplement dated January 31, 2000
to Prospectus and Statement of Additional Information dated June 30, 1999

The following information replaces and supersedes any contrary information contained in the Trust's Prospectus and Statement of Additional Information with respect to the current Administrator or Distributor.

All references to First Data Investor Services Group (Investor Services Group) or First Data Distributors, Inc. in the Prospectus on pages 28 through 35, on the Account Application or Statement of Additional Information as noted below are hereby replaced with PFPC Inc. (the new Administrator and Transfer Agent and Provident Distributors, Inc. (the new Distributor/Underwriter), respectively.

The first sentence under the heading "Distributor" on page 24 of the SAI is deleted and replaced with the following:

  Effective December 1, 1999, Provident Distributors, Inc. serves as principal Underwriter to the Trust pursuant to an Underwriting Agreement, for the limited purpose of acting as statutory underwriter to facilitate the registration of shares of each Fund. Provident's business address is Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428.

  The first sentence under the heading "Transfer Agent" on page 25 of the Statement of Additional Information is deleted and replaced with the following:

   Effective December 1, 1999, PFPC Inc. provides transfer agency and dividend disbursing agent services for the Funds. PFPC Inc.'s business address is 3200 Horizon Drive, King of Prussia, PA 19406.

  The first sentence under the heading "Administrative Services" on page 25 of the Statement of Additional Information is deleted and replaced with the following:

   PFPC Inc. also serves as the Administrator for the Funds.

  There are no changes to the phone numbers or addresses with respect to a shareholder's questions, investments or account activity.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.

RULE 497(e) TRANSMITTAL LETTER

PFPC Inc.
3200 Horizon Drive
King of Prussia, PA 19406-0903
(610) 239-4500


January 31, 2000


SECURITIES AND EXCHANGE COMMISSION
450 FIFTH STREET, NW
ATTENTION:  FILING DESK
STOP 1-4
WASHINGTON, DC  20549-1004


Re:	NEW COVENANT FUNDS
(the "Registrant")
* File No. 333-64981 and No. 811-09025


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated
January 31, 2000 to the Prospectus dated June 30, 1999.

The purpose of this filing is to notify shareholders of the change in Distributor and the name change of the Administrator and Transfer Agent.

Please contact the undersigned at the above number should you have any questions.

Sincerely,

/s/ Eileen A. Caligiuri
Eileen A. Caligiuri
Regulatory Administrator


cc:	Serge Bhachu, Esq (New Covenant Trust Company, N.A)
        Partick W.D. Turley, Esq. (Dechert Price and Rhoads)